REVENUE CLASSES AND CONCENTRATIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
REVENUE CLASSES AND CONCENTRATIONS
Summary of operating revenue for disaggregated revenue purposes
	Six Months Ended June 30, 2023	Six Months Ended June 30, 2022

Revenue by product/service lines:

Retail	$479,830	$2,024,011
Distribution	1,845	2,649
Services	13,387,175	4,059,563
Total	$13,868,850	$6,086,223

Revenue by subsidiary:

Singlepoint (parent company)	$10,699	$15,060
Boston Solar	13,362,072	3,839,773
Box Pure Air	467,635	2,005,860
Direct Solar America	10,800	108,386
DIGS	3,341	5,741
Energy Wyze	14,303	111,403
Total	$13,868,850	$6,086,223

	Year Ended December 31, 2022	Year Ended December 31, 2021

Revenue by product/service lines:

Retail	$2,309,535	$405,970
Distribution	2,931	15,591
Services	19,473,683	387,341
Total	$21,786,149	$808,902

Revenue by subsidiary:

SinglePoint (parent company)	$26,888	$35,326
Boston Solar	19,124,124	-
Box Pure Air	2,277,732	348,877
Direct Solar America	177,879	241,042
DIGS	7,846	37,358
Energy Wyze	171,680	146,299
Total	$21,786,149	$808,902